Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 942	¥ 123	¥ 1,717	¥ 582
Installment loans, provision for credit loss		4,396	1,351	5,760	1,730
Subtotal in the above table, provision for credit loss		5,338	1,474	7,477	2,312
Other financial assets measured at amortized cost, provision for credit loss		113	161	254	157
Total in the above table, provision for credit loss		5,451	1,635	7,731	2,469
Off-balance sheet credit exposures, provision for credit loss	[1]	171	(225)	591	(868)
Available-for-sale debt securities, provision for credit loss	[2]	0	0	292	(5)
Less: Loans to affiliates, provision for credit loss	[3]	(18)	16	(90)	78
Amount reported on the consolidated financial statements, provision for credit loss		¥ 5,604	¥ 1,426	8,524	¥ 1,674
Net investment in lease, allowance for credit loss				16,809		¥ 15,719
Allowance for credit loss, Installment loans				51,269		48,171
Subtotal in the above table, allowance for credit loss				68,078		63,890
Other financial assets measured at amortized cost, allowance for credit loss				1,790		1,482
Total in the above table, allowance for credit loss				69,868		65,372
Less: Loans to affiliates, allowance for credit loss	[3]			(822)		(649)
Amount reported on the consolidated financial statements, allowances for credit loss				¥ 69,046		¥ 64,723

[1]	The allowance for off-balance sheet credit exposure were ¥17,843 million and ¥18,783 million as of March 31, 2023 and September 30, 2023, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥144 million and ¥468 million as of March 31, 2023 and September 30, 2023, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”
[3]	The provision for credit losses on loans to affiliates were a reversal of ¥78 million and a provision of ¥90 million during the six months ended September 30, 2022 and 2023, a reversal of ¥16 million and a provision of ¥18 million during the three months ended September 30, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥649 million and ¥822 million as of March 31, 2023 and September 30, 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.